Interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest Income (Expense), Nonoperating [Abstract]
Interest expense	$ (525)	$ (170)	$ (148)
Interest income	127	31	9
Interest expense, net	(398)	(139)	(139)
Cash paid for interest, net of interest received	396	146	129
Interest costs capitalized	$ 22	$ 10	$ 3